Matthews Asia Credit Opportunities Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 69.9%

	Face Amount*	Value

CHINA/HONG KONG: 29.4%
Sino-Ocean Land Treasure III, Ltd. 4.900%[b], 09/21/22[c,d]	2,500,000	$1,600,000
Bank of East Asia, Ltd. 5.825%[b], 10/21/25[c,d]	1,100,000	1,088,450
Wanda Group Overseas, Ltd. 7.500%, 07/24/22[d]	1,100,000	1,045,000
Wanda Properties International Co., Ltd. 7.250%, 01/29/24[d]	1,100,000	957,550
Standard Chartered PLC 4.300%[b], 08/19/28[c,d]	1,000,000	877,535
Franshion Brilliant, Ltd. 6.000%[b], 02/08/26[c,d]	800,000	752,000
Huarong Finance 2019 Co., Ltd. 4.250%[b], 09/30/25[c,d]	800,000	732,000
KWG Group Holdings, Ltd. 7.400%, 01/13/27[d]	1,800,000	684,450
China SCE Group Holdings, Ltd. 7.000%, 05/02/25[d]	1,200,000	636,000
Times China Holdings, Ltd. 6.200%, 03/22/26[d,e]	1,500,000	555,000
King Talent Management, Ltd. 5.600%[b], 12/04/22[c,d]	600,000	552,000
Logan Group Co., Ltd. 4.500%, 01/13/28[d,e]	1,020,000	198,900
Powerlong Real Estate Holdings, Ltd. 4.900%, 05/13/26[d]	500,000	175,000
Sunac China Holdings, Ltd. 6.500%, 01/26/26[d,e]	700,000	164,500
CIFI Holdings Group Co., Ltd. 4.800%, 05/17/28[d]	200,000	155,750
Times China Holdings, Ltd. 5.750%, 01/14/27[d]	250,000	95,000

Total China/Hong Kong		10,269,135

INDIA: 22.8%
Network i2i, Ltd. 5.650%[b], 01/15/25[c,f]	1,300,000	1,287,650
Shriram Transport Finance Co., Ltd. 4.400%, 03/13/24[d]	1,300,000	1,271,400
Periama Holdings LLC 5.950%, 04/19/26[d]	1,200,000	1,219,560
Axis Bank Gift City, 4.100%[b], 09/08/26[c,d]	1,300,000	1,214,184
ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28[d]	1,100,000	1,134,391
HDFC Bank, Ltd. 3.700%[b], 08/25/26[c,f]	1,000,000	927,500
Tata Motors, Ltd. 5.875%, 05/20/25[d]	900,000	910,818

Total India		7,965,503

INDONESIA: 14.3%
PB International BV 7.625%, 12/31/25[d]	5,300,000	2,387,650
Theta Capital Pte, Ltd. 6.750%, 10/31/26[d]	1,400,000	1,325,940
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/24[d]	1,300,000	1,281,150

Total Indonesia		4,994,740

	Face Amount*	Value

THAILAND: 3.4%
Kasikornbank Public Co., Ltd. 5.275%[b], 10/14/25[c,d]	1,200,000	$1,191,000

Total Thailand		1,191,000

TOTAL NON-CONVERTIBLE CORPORATE BONDS		24,420,378
(Cost $32,533,295)

CONVERTIBLE CORPORATE BONDS: 25.0%

CHINA/HONG KONG: 19.0%
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[d]	1,800,000	1,795,914
Baozun, Inc., Cnv. 1.625%, 05/01/24	1,550,000	1,534,655
ESR Cayman, Ltd., Cnv. 1.500%, 09/30/25[d]	900,000	869,400
NIO, Inc., Cnv. 0.500%, 02/01/27	800,000	646,446
Meituan, Cnv. 0.000%, 04/27/28[d]	600,000	477,600
iQIYI, Inc., Cnv. 2.000%, 04/01/25	600,000	474,000
Pinduoduo, Inc., Cnv. 0.000%, 12/01/25	500,000	438,500
Weimob Investment, Ltd., Cnv. 0.000%, 06/07/26[d]	600,000	404,064

Total China/Hong Kong		6,640,579

MALAYSIA: 1.8%
Cerah Capital, Ltd., Cnv. 0.000%, 08/08/24[d]	600,000	615,294

Total Malaysia		615,294

SOUTH KOREA: 1.6%
Kakao Corp., Cnv. 0.000%, 04/28/23[d]	500,000	571,950

Total South Korea		571,950

TAIWAN: 1.1%
United Microelectronics Corp., Cnv. 0.000%, 07/07/26[d]	400,000	385,800

Total Taiwan		385,800

NEW ZEALAND: 1.0%
Xero Investments, Ltd., Cnv. 0.000%, 12/02/25[d]	400,000	349,800

Total New Zealand		349,800

SINGAPORE: 0.5%
Sea, Ltd., Cnv. 0.250%, 09/15/26	200,000	159,620

Total Singapore		159,620

TOTAL CONVERTIBLE CORPORATE BONDS		8,723,043
(Cost $9,373,820)

1    MATTHEWS ASIA FUNDS

Matthews Asia Credit Opportunities Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

FOREIGN GOVERNMENT OBLIGATIONS: 3.5%

	Face Amount*	Value

VIETNAM: 3.5%
Socialist Republic of Vietnam 5.500%, 03/12/28	1,230,000	$1,226,494

Total Vietnam		1,226,494

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		1,226,494
(Cost $ 1,230,000)

TOTAL INVESTMENTS: 98.4%		34,369,915
(Cost $ 43,137,115)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%		550,462

NET ASSETS: 100.0%		$34,920,377

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

c	Perpetual security with no stated maturity date. First call date is disclosed.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $918,400 and 2.63% of net assets.

f	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $2,215,150, which is 6.34% of net assets.

*	All Values in USD unless otherwise specified.

Cnv.	Convertible

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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